FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / R$	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / CLF	Dec. 31, 2023	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / R$	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / CLF	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Exchange Rate Risk
Exchange rate variation at reporting date		877.12	181.17	1.08	0.120			855.86	164.03	4.83	0.116
Total assets	$ 2,921,520,889						$ 3,010,700,607					$ 2,946,106,647
Total liabilities	2,000,535,475						2,127,297,955					1,844,693,088
Net investment	$ 920,985,414						$ 883,402,652					$ 1,101,413,559	$ 831,560,591
Brazil
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(1.00%)
Argentina
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(79.60%)
Paraguay
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(6.90%)
Currency risk | USD
Exchange Rate Risk
Exchange rate variation at reporting date						2.5
Percentage of reasonably possible risk increase	10.00%
Currency risk | Brazil
Exchange Rate Risk
Exchange rate variation at reporting date						10.4
Total assets	$ 927,776,536
Total liabilities	585,533,955
Net investment	$ 342,242,581
Share on income	28.50%
Variation Impact on results for the period	$ (6,181,422)
Variation Impact on equity at closing	(35,380,729)
Currency risk | Argentina
Exchange Rate Risk
Exchange rate variation at reporting date						(77.5)
Total assets	278,756,092
Total liabilities	130,843,061
Net investment	$ 147,913,031
Share on income	17.50%
Variation Impact on results for the period	$ (716,469)
Variation Impact on equity at closing	(13,446,639)
Currency risk | Paraguay
Exchange Rate Risk
Exchange rate variation at reporting date						3.4
Total assets	358,890,168
Total liabilities	62,849,876
Net investment	$ 296,040,292
Share on income	8.50%
Variation Impact on results for the period	$ (4,289,427)
Variation Impact on equity at closing	$ (29,690,059)